Warrants and Options (Details) - Schedule of warrants outstanding - Warrant [Member] - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Class of Warrant or Right [Line Items]
Shares, Outstanding, Beginning Balance	70,000	182,500
Exercise Price, Outstanding, Beginning Balance	$ 18.93	$ 6.32
Remaining Life, Outstanding, Beginning Balance		4 months 6 days
Intrinsic Value, Outstanding, Beginning Balance		$ 4,101,000
Shares, Granted	91,828	50,000
Exercise Price, Granted	$ 12.53	$ 20.9
Remaining Life, Granted	3 years	3 years
Intrinsic Value, Granted
Shares, Exercised
Exercise Price, Exercised
Intrinsic Value, Exercised
Shares, Expired/Cancelled	(20,000)	(162,500)
Exercise Price, Expired/Cancelled	$ 14	$ 5.38
Intrinsic Value, Expired/Cancelled
Shares, Outstanding, Ending Balance	141,828	70,000
Exercise Price, Outstanding, Ending Balance	$ 11.99	$ 18.93
Remaining Life, Outstanding, Ending Balance	2 years 1 month 28 days	2 years 29 days
Intrinsic Value, Outstanding, Ending Balance	$ 853,311
Shares, Exercisable	141,828
Exercise Price, Exercisable	$ 11.99
Remaining Life, Exercisable	2 years 1 month 28 days
Intrinsic Value, Exercisable	$ 853,311